Derivative Positions Presented On Net Basis (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Gross amounts recognized in the consolidated balance sheet, asset	$ 39	$ 1
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet, asset	(6)
Total	33	1
Gross amounts recognized in the consolidated balance sheet, liability	6	2
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet, liability	$ (6)
Total		$ 2